Acquisitions of businesses	12 Months Ended
Dec. 31, 2019
Disclosure of acquisition of businesses [abstract]
Acquisition of businesses
24. Acquisitions of businesses
Fair value of assets and liabilities arising from acquisitions
(USD millions)	2019	2018	2017

Property, plant and equipment	44	137

Currently marketed products	3 550	2 531

Acquired research and development	342	10 224	1 223

Other intangible assets	22	1

Deferred tax assets	60	381	8

Financial and other assets	8	19

Inventories	195	20

Trade receivables and other current assets	4	90

Cash and cash equivalents		1 112	20

Deferred tax liabilities	– 107	– 2 874	– 325

Current and non-current financial debts	– 2	– 14

Trade payables and other liabilities	– 178	– 627	– 1

Net identifiable assets acquired	3 938	11 000	925

Cash and cash equivalents		– 1 112	– 20

Non-controlling interests		– 26

Goodwill	186	4 084	94

Net assets recognized as a result of business combinations [1]	4 124	13 946	999

[1] Net assets recognized as a result of business combinations in the consolidated balance sheet from continuing operations were USD 13 660 million in 2018 and USD 874 million in 2017.
Note 2 details significant acquisitions of businesses, specifically, Xiidra and IFM Tre, Inc. in 2019; AAA, AveXis and Endocyte in 2018; and Ziarco and Encore in 2017. The goodwill arising out of these acquisitions is attributable to the growth platform, the assembled workforce, and the accounting for deferred tax liabilities on the acquired assets. Goodwill of USD 98 million from 2019 is tax deductible. No goodwill from 2018 and 2017 is tax-deductible.